Related party balances and transactions - Related party transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Riches Credit Insurance Brokerage Limited | Insurance referral services
Related Party Transaction [Line Items]
Revenues	$ 3,054